Significant Accounting Policies (Narratives) (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies
Deferred services transition and setup costs	$ 2,144	$ 2,230
Estimated amortization of deferred services transition and setup costs for 2016	653
Estimated amortization of deferred services transition and setup costs for 2017	522
Estimated amortization of deferred services transition and setup costs for 2018	366
Estimated amortization of deferred services transition and setup costs for 2019	254
Estimated amortization of deferred services transition and setup costs thereafter	349
Deferred amounts paid to clients in excess of the fair value of acquired assets used in outsourcing arrangements	184	64
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2016	53
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2017	41
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2018	39
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2019	21
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets thereafter	$ 30
Period after which the net gain or loss in AOCI must be reclassified into earnings immediately	2 months
Marketing and advertising expense:
Advertising and promotional expense	$ 1,290	1,307	$ 1,294
Other (income) and expense
Noncontrolling interest
Noncontrolling interest amounts, net of tax	$ 8	$ 6	$ 7
Minimum
Standard Product Warranty
Product warranty term	1 year
Maximum
Standard Product Warranty
Product warranty term	3 years